Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2025
Inx Token Liability [Abstract]
Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue	The number of INX Tokens that the Company has issued as of December 31, 2025, and December 31, 2024, or has an obligation to issue is as follows:
	December 31, 2025	December 31, 2024
Total number of INX Tokens	142,696,001	135,959,320

INX Token liability	$24,258	$25,833

Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2025, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	142,696,001	$24,258

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2024, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	135,959,320	$25,833